Key Management Personnel Compensation - Schedule of Compensation to Key Management Personnel of the Group (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation to Key Management Personnel of the Group [Abstract]
Salaries, allowances and other benefits	$ 433,715	$ 733,402	$ 1,735,928	$ 1,384,247	$ 1,761,735
Equity-settled share-based payment expense	377,165	1,236,282	2,076,504	4,869,487	14,430,835
Pension scheme contributions	9,839	22,340	28,088	19,189	16,226
Total	$ 820,719	$ 1,992,024	$ 3,840,520	$ 6,203,716	$ 14,683,782